UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2006 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers Value Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.2%
Consumer Discretionary - 18.5%
Abercrombie & Fitch Co.	15,500		$1,076,940
Comcast Corp., Special Class A*	44,160	[2]	1,625,530
Dollar Tree Stores, Inc.*	40,000		1,238,400
Gannett Co., Inc.	26,800		1,523,044
Jarden Corp.*	44,900	[2]	1,480,353
Lowe’s Co., Inc.	34,040		955,162
Mattel, Inc.	79,400		1,564,180
Office Depot, Inc.*	21,570		856,329
Pacific Sunwear of California, Inc.*	70,300		1,060,124
Rent-A-Center, Inc.*	38,900	[2]	1,139,381
Time Warner, Inc.	93,300	[2]	1,700,859
Wyndham Worldwide Corp.*	12,842		359,191
Total Consumer Discretionary			14,579,493
Consumer Staples - 1.2%
CVS Corp.	29,120		935,334
Energy - 9.7%
ChevronTexaco Corp.	43,600		2,827,896
ConocoPhillips Co.	37,430		2,228,208
Devon Energy Corp.	21,700	[2]	1,370,355
Transocean, Inc.*	16,300		1,193,649
Total Energy			7,620,108
Financials - 31.5%
ACE, Ltd.	28,800		1,576,224
Allstate Corp., The	12,410		778,479
American International Group, Inc.	56,220		3,725,137
Bank of America Corp.	67,000		3,589,190
Capital One Financial Corp.	3,800		298,908
Chubb Corp.	13,050		678,078
Citigroup, Inc.	65,541		3,255,421
Fannie Mae Co.	31,500		1,761,165
Goldman Sachs Group, Inc.	7,100		1,201,107
MBIA, Inc.	26,000		1,597,440
Merrill Lynch & Co., Inc.	30,000		2,346,600
Morgan Stanley Co.	18,820		1,372,166
North Fork Bancorporation, Inc.	30,400	[2]	870,656
Realogy Corp.*	16,052		364,059
Washington Mutual, Inc.	32,400[2]		1,408,428
Total Financials			24,823,058
Health Care - 7.1%
Abbott Laboratories Co.	24,100		1,170,296
Boston Scientific Corp.*	44,450		657,416
HCA, Inc.	19,640	[2]	979,840
Pfizer, Inc.	97,000		2,750,920
Total Health Care			5,558,472
Industrials - 10.2%
Emerson Electric Co.	12,300		1,031,478
Empresa Brasileira de Aeronautica, S.A.*	36,600	[2]	1,437,282

Managers Value Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
General Electric Co.	41,175		$1,453,477
Honeywell International, Inc.	21,100		862,990
Pitney Bowes, Inc.	26,700		1,184,679
Tyco International, Ltd.	37,100		1,038,429
United Technologies Corp.	15,500		981,925
Total Industrials			7,990,260
Information Technology - 8.5%
First Data Corp.	18,090		759,780
Ingram Micro, Inc., Class A*	42,500		814,300
International Business Machines Corp.	10,680		875,119
Nokia Corp., Sponsored ADR*	105,700		2,081,233
Symantec Corp.*	51,900	[2]	1,104,432
Xerox Corp.*	65,410	[2]	1,017,780
Total Information Technology			6,652,644
Materials - 5.7%
Cemex SA de CV*	19,600		589,568
Dow Chemical Co.	33,100		1,290,238
E.I. du Pont de Nemours & Co., Inc.	31,000		1,328,040
PPG Industries, Inc.	19,500		1,308,060
Total Materials			4,515,906
Telecommunication Services - 4.3%
Sprint Nextel	82,637	[2]	1,417,225
Verizon Communications, Inc.	53,000		1,967,890
Total Telecommunication Services			3,385,115
Utilities - 1.5%
Exelon Corp.	19,100	[2]	1,156,314
Total Common Stocks (cost $61,331,845)			77,216,704
Other Investment Companies - 20.3%[1]
Bank of New York Institutional Cash Reserves Fund, 5.34%[3]	14,409,398		14,409,398
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	1,606,937		1,606,937
Total Other Investment Companies (cost $16,016,335)			16,016,335
Total Investments - 118.5% (cost $77,348,180)			93,233,039
Other Assets, less Liabilities - (18.5)%			(14,571,482)
Net Assets - 100.0%			$78,661,557

Managers AMG Essex Large Cap Growth Fund

(Formerly Managers Capital Appreciation Fund)

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.7%
Consumer Discretionary - 10.8%
Comcast Corp., Class A*	35,320	[2]	$1,301,542
DreamWorks Animation SKG, Inc.*	51,911	[2]	1,293,103
Harrah's Entertainment, Inc.	9,619	[2]	638,990
Laureate Education, Inc.*	20,426	[2]	977,588
Staples, Inc.	52,588		1,279,466
Starwood Hotels & Resorts Worldwide, Inc.	16,836		962,851
Station Casinos, Inc.	8,741	[2]	505,492
Total Consumer Discretionary			6,959,032
Consumer Staples - 7.0%
PepsiCo, Inc.	26,232		1,711,900
Procter & Gamble Co.	29,575		1,833,059
Wal-Mart Stores, Inc.	19,662		969,730
Total Consumer Staples			4,514,689
Energy - 6.4%
ENSCO International, Inc.	11,610	[2]	508,866
Schlumberger, Ltd.	27,754		1,721,581
Southwestern Energy Co.*	22,613	[2]	675,450
Weatherford International, Ltd.*	29,221		1,219,100
Total Energy			4,124,997
Financials - 8.7%
American International Group, Inc.	20,546		1,361,378
CB Richard Ellis Group, Inc.*	53,246	[2]	1,309,852
Goldman Sachs Group, Inc.	6,444		1,090,131
Merrill Lynch & Co., Inc.	23,875		1,867,502
Total Financials			5,628,863
Health Care - 30.2%
Amgen, Inc.*	21,634		1,547,480
Baxter International, Inc.	22,077		1,003,620
Caremark Rx, Inc.	17,090		968,490
Celgene Corp.*	35,985		1,558,151
Forest Laboratories, Inc.*	16,560		838,102
Genentech, Inc.*	24,540	[2]	2,029,458
Genzyme Corp.*	18,595		1,254,605
Gilead Sciences, Inc.*	36,465		2,505,145
McKesson Corp.	32,114		1,693,050
Novartis AG, Sponsored ADR*	31,560		1,844,366
Sepracor, Inc.*	16,755	[2]	811,612
Shire Pharmaceuticals PLC*	24,884		1,229,021
Teva Pharmaceutical Industries, Ltd., Sponsored ADR*	18,574		633,188
Vertex Pharmaceuticals, Inc.*	28,924	[2]	973,293
WellPoint, Inc.*	7,943		612,008
Total Health Care			19,501,589

Managers AMG Essex Large Cap Growth Fund

(Formerly Managers Capital Appreciation Fund)

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 12.7%
AMR Corp.*	62,205	[2]	$1,439,424
Boeing Co., The	21,275		1,677,534
General Electric Co.	78,815		2,782,170
Joy Global, Inc.	27,370		1,029,386
UTI Worldwide, Inc.	45,938		1,284,886
Total Industrials			8,213,400
Information Technology - 22.9%
BEA Systems, Inc.*	124,030	[2]	1,885,256
Brocade Communications Systems, Inc.*	240,526	[2]	1,698,114
Google, Inc.*	4,855		1,951,224
Marvell Technology Group Ltd.*	69,988	[2]	1,355,668
Network Appliance, Inc.*	50,945	[2]	1,885,474
QUALCOMM, Inc.	34,096		1,239,390
Seagate Technology, Inc.	69,205		1,597,943
THQ, Inc.*	25,708	[2]	749,902
Yahoo!, Inc.*	93,662	[2]	2,367,775
Total Information Technology			14,730,746
Total Common Stocks (cost $57,957,676)			63,673,316
Short-Term Investments - 26.1%[1]
Bank of New York Institutional Cash Reserves Fund, 5.34%[3]	16,252,216		16,252,216
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	595,359		595,359
Total Short-Term Investments (cost $16,847,575)			16,847,575
Total Investments - 124.8% (cost $74,805,251)			80,520,891
Other Assets, less Liabilities - (24.8)%			(16,030,530)
Net Assets - 100.0%			$64,490,361

Managers Small Company Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.5%
Consumer Discretionary - 11.1%
1-800-FLOWERS.COM, Inc.*	6,575		$34,584
Aaron Rents, Inc.	5,035[2]		115,704
BJ’s Restaurants, Inc.*	4,200		92,442
Carter’s, Inc.*	6,550		172,854
Coldwater Creek, Inc.*	12,430		357,487
Entravision Communications Corp.*	13,510		100,514
Fred’s, Inc.	8,040		101,465
GameStop Corp.*	4,485[2]		207,566
Guitar Center, Inc.*	2,000		89,360
Insight Enterprises, Inc.*	15,875		327,184
Life Time Fitness, Inc.*	4,275		197,890
Luby’s, Inc.*	9,600		94,752
MarineMax, Inc.*	6,350		161,608
Michaels Stores, Inc.	4,625		201,373
Multimedia Games, Inc.*	8,450		76,726
O'Reilly Automotive, Inc.*	3,725	[2]	123,707
Penn National Gaming, Inc.*	3,400		124,168
Red Robin Gourmet Burgers, Inc.*	5,020		231,472
Ruby Tuesday, Inc.	6,300		177,597
Service Corp. International	52,250		488,015
Toro Co.	7,800		328,926
Tractor Supply Co.*	4,300	[2]	207,518
Total Consumer Discretionary			4,012,912
Consumer Staples - 2.1%
Boston Beer Co., Inc.*	5,930		194,801
Central European Distribution Corp.*	5,551	[2]	129,949
Elizabeth Arden, Inc.*	7,800		126,048
Performance Food Group Co.*	9,900		278,091
Premium Standard Farms, Inc.	1,540		29,337
Total Consumer Staples			758,226
Energy - 9.3%
Atwood Oceanics, Inc.*	3,600	[2]	161,892
Buckeye Partners LP.	4,550		198,380
Core Laboratories N.V.*	2,160		137,808
Delta Petroleum Corp.*	7,835	[2]	176,444
Duvernay Oil Corp.*	3,400		102,782
GMX Resources, Inc.*	2,550		80,045
Niko Resources, Ltd.*	4,700		279,603
Oceaneering International, Inc. *	870		26,796

Managers Small Company Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
OMI Corp.	19,250		$417,917
Parallel Petroleum Corp.*	13,825		277,330
Seacor Holdings, Inc.*	2,750	[2]	226,875
Tidewater, Inc.	3,575	[2]	157,979
TODCO Class A	11,850	[2]	410,010
Ultra Petroleum Corp.*	7,425		357,217
Valero L.P.	2,950		147,500
Warren Resources, Inc.*	16,030	[2]	195,245
Total Energy			3,353,823
Financials - 6.2%
Boston Private Financial Holdings, Inc.	3,275		91,307
Brookline Bancorp, Inc.	20,300		279,125
First State Bancorporation	7,200		186,984
Hub International, Ltd.	3,550		102,666
NorthStar Realty Finance Corp.	5,230		66,421
Signature Bank*	9,860		304,970
Tejon Ranch Co.*	2,600		110,318
Texas Regional Bancshares, Inc., Class A	11,935		458,901
UMB Financial Corp.	3,850		140,795
Ventas, Inc.	12,950		499,093
Total Financials			2,240,580
Health Care - 11.4%
Amedisys, Inc.*	5,500		218,185
America Service Group, Inc.*	12,450		161,975
Analogic Corp.	3,600		184,752
Arrow International, Inc.	4,400		139,964
Covance, Inc.*	4,690		311,322
Emageon, Inc.*	8,650		134,854
Endo Pharmaceuticals Holdings, Inc.*	13,450		437,797
HealthExtras, Inc.*	2,930		82,948
Inverness Medical Innovations, Inc.*	4,000	[2]	139,040
IRIS International, Inc.*	480		5,520
Lifepoint Hospitals, Inc.*	5,950		210,154
Martek Biosciences Corp.*	2,300		49,473
Pediatrix Medical Group, Inc.*	1,440		65,664
PSS World Medical, Inc.*	15,025	[2]	300,350
Resmed, Inc.*	5,895	[2]	237,274
Respironics, Inc.*	8,375		323,359
Rural/Metro Corp.*	45,310		395,556
Sonosite, Inc.*	7,700		218,680
Cooper Companies, Inc., The	5,675		303,613

Managers Small Company Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
United Surgical Partners International, Inc.*	8,325	[2]	$206,710
Total Health Care			4,127,190
Industrials - 19.9%
Actuant Corp., Class A*	9,035		452,653
Aeroflex, Inc.*	22,210		228,319
Alliant Techsystems, Inc.*	4,300	[2]	348,558
American Ecology Corp.	12,150		239,841
Carlisle Co., Inc.	1,875		157,688
Chicago Bridge & Iron Co. N.V.	11,325	[2]	272,480
ChoicePoint, Inc.*	4,425	[2]	158,415
Corrections Corp. of America*	8,662		374,632
CoStar Group, Inc.*	1,045		43,179
DeVry, Inc.*	12,100		257,367
DRS Technologies, Inc.	6,800		296,956
Dycom Industries, Inc.*	12,850		276,275
EDO Corp.	14,350		328,328
Florida East Coast Industries, Inc.	8,030	[2]	458,351
Intermagnetics General Corp.*	9,112		246,480
K&F Industries Holdings, Inc.*	14,350		269,493
Laureate Education, Inc.*	5,500		263,230
Learning Tree International, Inc.*	16,900		137,397
Manitowoc Co., The	4,350		194,837
Mobile Mini, Inc.*	10,725		304,696
Modtech Holdings, Inc.*	28,550		158,738
MSC Industrial Direct Co., Class A	6,900		281,106
Navigant Consulting, Inc.*	6,950	[2]	139,417
NCI Building Systems, Inc.*	4,550	[2]	264,674
Si International, Inc.*	4,550		145,509
Tetra Technologies, Inc.*	10,500		182,910
UTI Worldwide, Inc.	9,900		276,903
Washington Group International, Inc.*	7,150		420,848
Total Industrials			7,179,280
Information Technology - 27.2%
Actuate Corp.*	22,900		101,218
Acxiom Corp.	10,225		252,149
Alliance Data Systems Corp.*	4,200	[2]	231,798
aQuantive, Inc.*	4,125		97,433
Arris Group, Inc.*	18,920		216,823
ATMI, Inc.*	9,725	[2]	282,706
Avocent Corp.*	13,150		396,077
Benchmark Electronics, Inc.*	10,725		288,288

Managers Small Company Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Ceridian Corp.*	9,375		$209,625
Concur Technologies, Inc.*	6,320		91,956
Cypress Semiconductor Corp.*	11,900	[2]	211,463
Diebold, Inc.	7,450		324,299
Diodes, Inc.*	2,875		124,114
DTS, Inc.*	11,150		236,157
Euronet Worldwide, Inc.*	3,550	[2]	87,153
Fair Isaac Corp.	11,300		413,240
FEI Co.*	5,550		117,161
Infocrossing, Inc.*	42,310		567,376
Intermec, Inc.*	7,400	[2]	195,064
International Rectifier Corp.*	3,725		129,779
Ixia, Inc.*	10,200		90,882
Macrovision Corp.*	8,150		193,074
Mantech International Corp., Class A*	2,440		80,544
MPS Group, Inc.*	13,870		209,576
NCI, Inc., Class A*	5,900		70,741
NICE Systems, Ltd. *	7,560		209,185
Online Resources Corp.*	5,925		72,581
OPNET Technologies, Inc.*	9,925		130,117
Photon Dynamics, Inc.*	6,875		91,231
Polycom, Inc.*	9,775	[2]	239,781
Powerwave Technologies, Inc.*	38,850		295,260
Progress Software Corp.*	6,975		181,350
Radisys Corp.*	9,225		196,031
RightNow Technologies, Inc.*	8,640		134,870
Rogers Corp.*	4,325		267,069
Sapient Corp.*	43,500		237,075
Silicon Image, Inc.*	32,950		419,124
SRA International, Inc.*	8,310	[2]	249,799
Sybase, Inc.*	16,600	[2]	402,384
Symmetricom, Inc.*	14,055		113,424
TALX Corp.	7,120		174,582
Tekelec*	18,250		236,520
Tessera Technologies, Inc.*	7,300		253,894
THQ, Inc.*	17,150	[2]	500,265
Valueclick, Inc.*	11,450		212,283
Total Information Technology			9,835,521
Materials - 6.0%
Albemarle Corp.	7,125		387,101
American Vanguard Corp.	6,375		89,250

Managers Small Company Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Brust Well Man, Inc.*	4,960		$123,355
Cambrex, Corp.	12,600		260,946
Foundation Coal Holdings, Inc.	8,070		261,226
Methanex Corp.	15,530		378,000
Nalco Holding Co.*	5,750		106,490
Oregon Steel Mills, Inc.*	4,530		221,381
Schweitzer-Mauduit International, Inc.	4,600		87,308
Tronox, Inc.*	19,050		243,269
Total Materials			2,158,326
Other Equities - 2.3%
iShares Russell 2000 Index Fund*	11,625		837,000
Telecommunication Services - 1.3%
Cbeyond, Inc.*	2,325		63,821
Cincinnati Bell, Inc.*	84,620		407,868
Total Telecommunication Services			471,689
Utilities - 0.7%
Westar Energy, Inc.	10,050	[2]	236,276
Total Common Stocks (cost $30,738,874)			35,210,823
Other Investment Companies - 15.3%[1]
Bank of New York Institutional Cash Reserves Fund, 5.34%[3]	4,502,999		4,502,999
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	1,024,082		1,024,082
Total Other Investment Companies (cost $5,527,081)			5,527,081
Total Investments - 112.8% (cost $36,265,955)			40,737,904
Other Assets, less Liabilities - (12.8)%			(4,610,770)
Net Assets - 100.0%			$36,127,134

Managers Special Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 92.9%
Consumer Discretionary - 12.7%
Aftermarket Technology Corp.*	342,600		$6,084,576
American Axle & Manufacturing Holdings, Inc.	275,600		4,599,764
Applebee’s International, Inc.	388,125	[2]	8,348,569
Beasley Broadcasting Group, Inc.	171,865		1,208,211
Big 5 Sporting Goods Corp.	369,600		8,426,880
Big Lots, Inc.*	907,152	[2]	17,970,681
Bright Horizons Family Solutions, Inc.*	50,200		2,094,846
Charming Shoppes, Inc. *	266,200		3,801,336
Chipotle Mexican Grill, Inc.*	244,775	[2]	12,157,974
Christopher & Banks Corp.	144,425	[2]	4,257,649
Coldwater Creek, Inc.*	287,550	[2]	8,269,938
Copart, Inc.*	390,000		10,994,100
Cosi, Inc.*	663,775		3,557,834
COX Radio, Inc., Class A*	55,100		845,785
Crocs, Inc.*	213,775	[2]	7,257,661
Dana Corp.	1,009,600		1,049,984
dELiA*s Corp.*	290,071		2,233,547
Dick’s Sporting Goods, Inc.*	106,975	[2]	4,869,502
Dillard’s, Inc., Class A	519,600		17,006,508
Gaylord Entertainment Co., Class A*	161,233	[2]	7,070,067
Group 1 Automotive, Inc.	89,500		4,466,050
Guess?, Inc.*	136,300	[2]	6,614,639
Gymboree Corp.*	157,900		6,660,222
IMAX Corp.*	892,400		4,363,836
Jack in the Box, Inc.*	58,800		3,068,184
Jos. A. Bank Clothiers, Inc.*	279,200	[2]	8,364,832
Men’s Wearhouse, Inc.*	136,700		5,086,607
Morgans Hotel Group Co.*	201,991		2,524,888
Orient-Express Hotels, Ltd.	341,900	[2]	12,780,222
Papa John’s International, Inc.*	58,600		2,116,046
Priceline.com, Inc.*	87,500	[2]	3,219,125
Progressive Gaming International Corp.*	804,200		6,594,440
Rare Hospitality International, Inc.*	274,800		8,397,888
Rent-A-Center, Inc.*	110,600		3,239,474
Ross Stores, Inc.	930,000	[2]	23,631,300
Ruby Tuesday, Inc.	510,900	[2]	14,402,271
Ruth’s Chris Steak House, Inc.*	372,500		7,010,450
Saks, Inc.*	1,023,000	[2]	17,677,440
Scopus Video Neworks, Ltd. *	688,200		2,470,638
Select Comfort Corp.*	250,800	[2]	5,487,504
Sonic Corp.*	122,100		2,760,681

Managers Special Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Steak n Shake Co., The*	565,200	[2]	$9,546,228
Steiner Leisure, Ltd.*	20,100		845,205
Steve Madden, Ltd.	174,325		6,840,513
The Wet Seal, Inc., Class A*	1,857,700	[2]	11,406,278
Toro Co.	278,000		11,723,260
Under Armour, Inc. *	283,325	[2]	11,338,667
United Rentals, Inc.*	332,300	[2]	7,725,975
VistaPrint, Ltd.*	120,000		3,112,800
Visteon Corp.*	4,395,300	[2]	35,821,695
Zumiez, Inc.*	287,300		7,757,100
Total Consumer Discretionary			389,159,870
Consumer Staples - 0.7%
Longs Drug Stores Corp.	344,275	[2]	15,840,093
NBTY, Inc.*	99,100		2,900,657
Ralcorp Holdings, Inc.*	58,200		2,806,986
WD-40 Co.	16,400		584,988
Total Consumer Staples			22,132,724
Energy - 2.8%
Comstock Resources, Inc.*	503,400	[2]	13,667,310
Houston Exploration Co.*	192,700		10,627,405
Key Energy Services, Inc.*	424,000		5,766,400
Newfield Exploration Co.*	83,700		3,225,798
OMI Corp.	229,400		4,980,274
Overseas Shipholding Group, Inc.	130,000	[2]	8,030,100
PetroQuest Energy, Inc.*	225,825	[2]	2,355,355
Pioneer Drilling Co.*	310,700		3,989,388
Pogo Producing Co.	484,200	[2]	19,827,990
Stone Energy Corp.*	153,200	[2]	6,201,536
Universal Compression Holdings, Inc.*	75,200		4,019,440
W-H Enegry Services, Inc.*	90,000		3,732,300
Total Energy			86,423,296
Financials - 14.0%
American Financial Group, Inc.	155,300	[2]	7,288,229
American National Insurance Co.	68,950		7,991,305
American Physicians Cap, Inc.*	15,300		740,214
Arthur J. Gallagher & Co.	67,800		1,808,226
Aspen Insurance Holdings, Ltd.	383,700	[2]	9,910,971
Asta Funding, Inc.	50,600		1,896,994
BankUnited Financial Corp.	601,088		15,670,364
Brown & Brown, Inc.	530,200	[2]	16,202,912
Cash America International, Inc.	39,700		1,551,476
Chittenden Corp.	400,000	[2]	11,476,000
Clark, Inc.	390,700		4,403,189

Managers Special Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
CompuCredit Corp.*	251,200	[2]	$7,588,752
Conseco, Inc.*	648,900	[2]	13,620,411
Cown Group, Inc.*	367,053	[2]	5,803,108
Delphi Financial Group, Inc., Class A	339,250		13,529,290
Downey Financial Corp.	393,380	[2]	26,175,505
Financial Federal Corp.	52,300		1,401,640
First Cash Financial Services, Inc.*	94,900		1,953,991
FirstFed Financial Corp.*	117,900		6,687,288
FPIC Insurance Group, Inc.*	14,700		582,267
Greenhill & Co., Inc.	100,600	[2]	6,742,212
Hancock Holding Co.	35,200		1,884,960
Hanmi Financial Corp.	66,883		1,310,907
Harleysville Group, Inc.	18,600		650,814
Hilb, Rogal & Hamilton Co.	305,500		13,029,575
Investment Technology Group, Inc.*	76,000		3,401,000
iStar Financial, Inc.	383,700	[2]	16,000,290
Lazard, Ltd.	413,725	[2]	16,540,726
MCG Capital Corp.	673,278		10,994,630
Meadowbrook Insurance Group, Inc.*	72,200		812,972
MI Developments, Inc., Class A	1,589,100	[2]	57,922,694
National Western Life Insurance Co., Class A	12,000		2,758,680
Navigators Group, Inc.*	12,600		604,926
Ocwen Financial Corp.*	73,000		1,087,700
optionsXpress, Inc.	210,400		5,865,952
Philadelphia Consolidated Holding Co.*	90,055		3,582,388
Placer Sierra Bancshares	282,600		6,276,546
PrivateBancorp, Inc.	30,100		1,376,172
ProAssurance Corp.*	34,200		1,685,376
Prosperity Bancshares, Inc.	303,500		10,331,140
Provident Bankshares Corp.	202,365	[2]	7,497,623
RAM Holdings, Ltd.*	516,300		6,711,900
Reinsurance Group of America, Inc.	275,600	[2]	14,311,908
SeaBright Insurance Holdings, Inc.*	394,735		5,514,448
St. Joe Co., The	70,400	[2]	3,862,848
Sterling Bancshares, Inc.	75,100		1,520,775
Sterling Financial Corp.	718,957		23,315,776
The South Financial Group, Inc.	468,612		12,197,970
TierOne Corp.	22,500		763,425
Tower Group, Inc.	74,700		2,491,245
TradeStation Group, Inc.*	172,900		2,605,603
Trammell Crow Co.*	267,100	[2]	9,751,821
Triad Guaranty, Inc.*	93,982		4,809,059
U.S.I. Holdings Corp.*	632,201		8,566,324

Managers Special Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
United PanAm Financial Corp. *	254,700		$3,942,756
Wilshire Bancorp, Inc.	31,200		594,048
World Acceptance Corp.*	65,200		2,867,496
Total Financials			430,466,817
Health Care - 9.1%
Adams Respiratory Therapeutics, Inc.*	433,300	[2]	15,854,447
Allscripts Healthcare Solutions, Inc.*	248,100	[2]	5,569,845
AMERIGROUP Corp.*	81,600		2,411,280
Amsurg Corp.*	247,600		5,511,576
Arthrocare Corp.*	52,900		2,478,894
Cardica, Inc.*	214,400	[2]	900,480
Centene Corp.*	603,600	[2]	9,923,184
Cepheid, Inc.*	676,000		4,880,720
Charles River Laboratories International, Inc.*	335,616	[2]	14,569,091
CNS, Inc.	31,200		880,776
Cubist Pharmaceuticals, Inc.*	317,000		6,891,580
Cutera, Inc.*	75,000		1,994,250
Cyberonics, Inc.*	237,700	[2]	4,166,881
Digene Corp.*	67,400		2,908,310
Eclipsys Corp.*	534,600		9,574,686
Fisher Scientific International, Inc.*	60,000	[2]	4,694,400
Five Star Quality Care, Inc.*	55,200		593,952
Gen-Probe, Inc.*	115,200		5,401,728
Harvard Bioscience, Inc.*	537,600		2,419,200
Hologic, Inc.*	326,350	[2]	14,202,752
IMS Health, Inc.	820,081	[2]	21,846,958
Intuitive Surgical, Inc.*	115,650	[2]	12,195,293
inVentiv Health, Inc. *	102,025		3,267,861
Inverness Medical Innovations, Inc.*	22,300		775,148
Kyphon, Inc.*	177,950	[2]	6,658,889
LifeCell Corp.*	449,500	[2]	14,482,890
Lincare Holdings, Inc.*	212,100	[2]	7,347,144
Medcath Corp.*	24,100		725,169
NeoPharm, Inc.*	727,280	[2]	3,527,308
NxStage Medical, Inc.*	280,000		2,455,600
Omnicell, Inc.*	1,228,250		21,973,393
Owens & Minor, Inc.	213,300	[2]	7,015,437
Parexel International Corp.*	190,875		6,316,054
Psychiatric Solutions, Inc.*	153,800		5,243,042
Res-Care, Inc.*	29,200		586,628
Restore Medical, Inc.*	106,400		718,200
Sciele Pharma, Inc.*	161,900		3,050,196
Triad Hospitals, Inc.*	606,064		26,684,997

Managers Special Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Universal Health Services, Inc., Class B	170,000	[2]	$10,188,100
VCA Antech, Inc.*	88,900		3,205,734
WellCare Health Plans, Inc.*	89,100		5,045,733
Total Health Care			279,137,806
Industrials - 20.7%
AAR Corp.*	259,200	[2]	6,179,328
Acuity Brands, Inc.	159,453	[2]	7,239,166
Adesa, Inc.	516,300		11,931,693
Administaff, Inc.	81,100		2,733,070
Air France-KLM, ADR*	948,178		28,748,756
Airtran Holdings, Inc.*	1,647,689	[2]	16,345,075
Alaska Airgroup, Inc.*	615,000	[2]	23,394,599
American Commercial Lines, Inc.*	140,350		8,343,808
American Railcar Industries, Inc.*	249,650	[2]	7,267,312
Applied Industrial Technologies, Inc.	85,950		2,097,180
Armor Holdings, Inc.*	119,500		6,850,935
Axsys Technologies, Inc.*	530,550		9,019,350
BE Aerospace, Inc.*	703,300	[2]	14,832,597
Carlisle Co., Inc.	108,100	[2]	9,091,210
Cascade Corp.	32,600		1,488,190
Celadon Group, Inc.*	71,835		1,195,334
Ceradyne, Inc.*	122,900		5,049,961
Consolidated Graphics, Inc.*	20,400		1,227,468
Con-way, Inc.	89,000		3,988,980
Corrections Corp. of America*	101,925		4,408,256
CoStar Group, Inc.*	47,511		1,963,155
Crane Co.	366,300		15,311,340
Curtiss-Wright Corp.	158,400		4,807,440
DeVry, Inc.*	734,200	[2]	15,616,434
Dycom Industries, Inc.*	639,600		13,751,400
EGL, Inc.*	263,500		9,601,940
EMCOR Group, Inc.*	213,200		11,691,888
Encore Wire Corp.*	204,375	[2]	7,212,394
First Advantage Corp.*	348,600	[2]	7,271,796
Fuel Tech, Inc.*	115,400		1,718,306
General Cable Corp.*	172,450	[2]	6,589,315
Genlyte Group, Inc.*	32,100		2,285,520
Granite Construction, Inc.	159,350		8,501,323
H&E Equipment Services, Inc.*	202,350		4,935,317
Heico Corp.	128,975	[2]	4,423,843
Heidrick & Struggles International, Inc. *	328,000	[2]	11,808,000
Hub Group, Inc.*	99,300		2,262,054
Infrasource Services, Inc.*	531,725		9,331,774

Managers Special Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
InnerWorkings, Inc.*	239,100		$2,809,425
Insituform Technologies, Inc.*	195,100		4,737,028
Interpool, Inc.	369,800		8,305,708
ITT Educational Services, Inc.*	869,307	[2]	57,635,053
JLG Industries, Inc.	660,000		13,074,600
Kaydon Corp.	66,100		2,447,022
Knoll, Inc.	114,000		2,302,800
Korn/Ferry International*	69,400		1,453,236
Laidlaw International, Inc.	198,917		5,436,402
Lamson & Sessions Co.*	351,425	[2]	8,370,944
LSI Industries, Inc.	33,400		542,750
Lydall, Inc.*	231,500		2,060,350
Manitowoc Co., The	228,700		10,243,473
Mobile Mini, Inc.*	329,650		9,365,357
Moog, Inc.*	34,500		1,195,770
Navigant Consulting, Inc.*	565,900	[2]	11,351,954
NCI Building Systems, Inc.*	251,200	[2]	14,612,304
Pacer International, Inc.	43,800		1,215,888
Perini Corp. *	287,300		5,998,824
Portfolio Recovery Associates, Inc.*	67,100	[2]	2,943,677
Power-One, Inc.*	1,523,800		11,032,312
Precision Castparts Corp.	160,200		10,118,232
Quanta Services, Inc.*	748,125	[2]	12,613,388
Regal-Beloit Corp.	58,400		2,540,400
Ryder System, Inc.	115,700	[2]	5,979,376
Sea Containers, Ltd., Class A	658,900	[2]	770,913
Sequa Corp., Class A*	99,600	[2]	9,348,456
Sequa Corp., Class B*	38,300		3,608,626
Shaw Group Inc., The*	198,875	[2]	4,701,405
Skywest, Inc.	236,560		5,800,451
Sterling Construction, Inc.*	81,300		1,630,878
Swift Transportation Co., Inc.*	241,900	[2]	5,737,868
Tecumseh Products Co., Class B*	175,993		2,639,895
Teledyne Technoligies, Inc.*	58,600		2,320,560
Tetra Technologies, Inc.*	676,300		11,781,146
Middleby Corp., The*	19,400		1,494,964
Thomas & Betts Corp.*	226,400		10,801,544
Trinity Industries, Inc.	234,025		7,528,584
URS Corp.*	484,250		18,832,484
Valmont Industries, Inc.	31,900		1,666,775
Wabtec Corp.	89,400		2,425,422
Walter Industries, Inc.	143,000	[2]	6,103,240
Washington Group International, Inc.*	211,000		12,419,460

Managers Special Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Watson Wyatt & Co.	206,400		$8,445,888
Total Industrials			636,960,339
Information Technology - 25.5%
Acacia Research Corp.*	45,200		513,020
ADC Telecommunications, Inc.*	467,500		7,012,500
Advanced Energy Industries, Inc.*	658,600		11,222,544
Airspan Networks, Inc.*	2,037,400	[2]	5,480,606
Aladdin Knowledge Systems, Ltd.*	222,400		3,747,440
Altiris, Inc.*	87,700		1,849,593
AMIS Holdings, Inc.*	543,149		5,154,484
Amkor Technology, Inc.*	1,419,000	[2]	7,322,040
Anaren Microwave, Inc.*	498,100		10,494,967
Andrew Corp.*	854,700	[2]	7,888,881
ANSYS, Inc.*	326,300		14,415,934
aQuantive, Inc.*	1,059,400	[2]	25,023,028
Arris Group, Inc.*	397,700 [2]		4,557,642
ASE Test, Ltd.*	528,275		4,511,469
Aspen Technology, Inc.*	450,875		4,923,555
ATMI, Inc.*	809,800		23,540,885
AudioCodes, Ltd.*	1,382,600	[2]	12,982,614
Avocent Corp.*	95,700		2,882,484
Belden CDT, Inc.	172,200	[2]	6,583,206
Benchmark Electronics, Inc.*	349,850		9,403,968
Brocade Communications Systems, Inc.*	434,000		3,064,040
CheckFree Corp.*	80,700		3,334,524
Checkpoint Systems, Inc.*	443,300		7,318,883
Coherent, Inc.*	87,600		3,036,216
CommScope, Inc.*	412,400	[2]	13,551,464
CommVault Systems, Inc.*	105,800		1,904,400
CSG Systems International, Inc.*	80,100		2,117,043
Cymer, Inc.*	97,525	[2]	4,282,323
Diebold, Inc.	106,400	[2]	4,631,592
Diodes, Inc.*	91,000		3,928,470
DSP Group, Inc.*	126,425		2,888,811
eCollege.com*	491,200	[2]	7,854,288
eFunds Corp.*	326,600		7,897,188
Electronics for Imaging, Inc.*	453,281	[2]	10,371,069
Equinix, Inc.*	502,300	[2]	30,188,229
Exfo Electro-Optical Engineering, Inc.*	1,957,500		11,451,375
Fairchild Semiconductor International, Inc.*	841,200	[2]	15,730,440
FEI Co.*	732,600		15,465,186
Formfactor, Inc.*	350,000		14,745,500
Hittite Microwave Corp.*	97,825		4,353,213

Managers Special Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Hutchinson Technology, Inc.*	668,400		$14,056,452
Hyperion Solutions Corp.*	67,600		2,330,848
Identity Solutions, Inc.*	368,325		4,806,641
Informatica Corp.*	707,900		9,620,361
Interwoven, Inc.*	71,600		789,748
Intevac, Inc.*	270,625		4,546,500
Itron, Inc.*	368,425	[2]	20,558,115
Kanbay International, Inc.*	440,570	[2]	9,058,119
Keithley Instruments, Inc.	792,900		10,109,475
Littelfuse, Inc.*	56,600		1,964,020
Macrovision Corp.*	109,600		2,596,424
Manhattan Associates, Inc.*	57,300		1,383,222
MasTec, Inc.*	125,275		1,386,794
Mentor Graphics Corp.*	289,064	[2]	4,070,021
MIPS Technologies, Inc.*	102,500		691,875
MoneyGram International, Inc.	180,050 [2]		5,232,253
MPS Group, Inc.*	296,300		4,477,093
Net 1 UEPS Technologies, Inc.*	387,800	[2]	8,865,108
Netgear, Inc.*	328,000		6,753,520
Netlogic Microsystems, Inc.*	393,975	[2]	9,995,146
Nuance Communications, Inc.*	1,024,700		8,371,799
ON Semiconductor Corp.*	560,000		3,292,800
Openwave Systems, Inc.*	444,200		4,157,712
Oplink Communications, Inc.*	52,100		1,040,958
Optical Communication Products, Inc.*	2,247,400		4,427,378
Packeteer, Inc.*	107,900		929,019
Parametric Technology Corp.*	944,620	[2]	16,493,065
Park Electrochemical Corp.	198,900		6,301,152
Perot Systems Corp.*	714,910	[2]	9,858,609
Plexus Corp.*	226,100	[2]	4,341,120
Power Integrations, Inc.*	737,700		14,458,920
Radiant Systems, Inc.*	425,775	[2]	5,143,362
Radisys Corp.*	28,200		599,250
Reynolds & Reynolds Co., The, Class A	82,100		3,243,771
RightNow Technologies, Inc.*	421,500		6,579,615
Rogers Corp.*	153,400		9,472,450
Salesforce.com, Inc.*	74,000		2,655,120
Semiconductor Manufacturing International Corp.*	2,985,000	[2]	19,074,150
Smart Modular Technologies, Inc.*	926,026		9,232,479
Solectron Corp.*	2,306,200	[2]	7,518,212
Spansion, Inc.*	1,044,100	[2]	17,405,147
SRA International, Inc.*	179,900		5,407,794
Stratex Networks, Inc.*	55,400		245,976

Managers Special Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
SYKES Enterprises, Inc.*	79,600		$1,619,860
SYNNEX Corp.*	465,200		10,704,252
Synopsys, Inc.*	356,400		7,028,208
Tech Data Corp.*	815,000	[2]	29,771,949
Technitrol, Inc.	55,200		1,647,720
Terayon Communication Systems, Inc.*	4,276,000		4,233,240
THQ, Inc.*	221,600		6,464,072
Transaction Systems Architects, Inc.*	38,200		1,311,024
Trident Microsystems, Inc.*	1,042,400	[2]	24,246,223
Triquint Semiconductor*	720,700		3,747,640
Utstarcom, Inc.*	597,013		5,295,505
Valueclick, Inc.*	402,900		7,469,766
Varian Semiconductor Equipment Associates, Inc.*	165,000		6,055,500
VeriFone Holdings, Inc.*	210,100		5,998,355
Vishay Intertechnology, Inc.*	713,900	[2]	10,023,156
WebEx Communications, Inc.*	421,500		16,446,930
Wright Express Corp.*	483,700		11,637,822
XYRATEX, Ltd.*	341,800		6,514,708
Total Information Technology			781,382,637
Materials - 4.1%
AK Steel Holding Corp.*	3,929,400	[2]	47,702,915
Albemarle Corp.	229,400	[2]	12,463,302
Compass Minerals International, Inc.	34,000		962,540
Cytec Industries, Inc.	328,000	[2]	18,233,520
Hercules, Inc.*	169,800		2,677,746
Longview Fibre Co.	821,108		16,684,915
OM Group, Inc.*	39,200		1,722,448
Scotts Co., The, Class A	226,886	[2]	10,094,158
Spartech Corp.	47,500		1,271,575
Symyx Technologies, Inc.*	606,700		12,855,973
Total Materials			124,669,092
Telecommunication Services - 1.0%
Cincinnati Bell, Inc.*	2,138,944	[2]	10,309,710
Cogent Comminications Group, Inc.*	907,900		10,522,561
General Communication, Inc., Class A*	878,100		10,879,659
Total Telecommunication Services			31,711,930
Utilities - 2.3%
Avista Corp.	690,000	[2]	16,339,200
Idacorp, Inc.	60,600		2,291,286
Reliant Resources, Inc.*	3,737,200	[2]	46,004,931
Sierra Pacific Resources Corp.*	343,500		4,925,790
Total Utilities			69,561,207
Total Common Stocks (cost $2,360,470,469)			2,851,605,718

Managers Special Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Warrant - 0.1%
Air France, ADR (cost $1,361,928)	861,980	$3,499,639
Other Investment Companies - 28.7%[1]
Bank of New York Institutional Cash Reserves Fund, 5.34%[3]	630,743,046	630,743,046
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	217,205,256	217,205,256
Vanguard Prime Money Market Fund, Institutional Class Shares, 5.30%	33,587,011	33,587,011
Total Other Investment Companies (cost $881,535,313)		881,535,313
Total Investments - 121.7% (cost $3,243,367,710)		3,736,640,670
Other Assets, less Liabilities - (21.7)%		(668,170,910)
Net Assets - 100.0%		$3,068,469,760

Managers International Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 93.4%
Consumer Discretionary - 11.3%
Aristocrat Leisure, Ltd. (Australia)	32,759		$343,789
Carphone Warehouse Group, The (United Kingdom)	305,693		1,757,993
Continental AG (Germany)	19,300		2,234,195
Daiwa House Industry Co., Ltd. (Japan)	69,000		1,193,732
Debenhams PLC (United Kingdom)*	185,680		630,799
EMI Group PLC (United Kingdom)	265,739		1,322,653
George Wimpey PLC (United Kingdom)	89,700		870,686
KarstadtQuelle AG (Germany)*	8,549		202,757
Kesa Electricals PLC (United Kingdom)	151,700		926,886
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)*	47,221		1,652,799
Next PLC (United Kingdom)	9,071		321,890
OPAP SA (Greece)	12,844		432,238
Pearson PLC (United Kingdom)	80,853		1,150,137
Pinault-Printemps-Redoute SA (France)	9,580		1,419,525
Rakuten, Inc. (Japan)	863		339,029
Reed Elsevier PLC (United Kingdom)	68,812		763,861
Renault SA (France)	23,200		2,657,369
Shanghai Forte Land Co., Ltd. (Hong Kong)	224,000		78,153
Sharp Corp. (Japan)	65,000		1,115,471
SUZUKI MOTOR Corp. (Japan)	27,600		701,301
Swatch Group AG, The (Switzerland)	23,478		910,334
Toyota Motor Corp. (Japan)	30,500		1,659,711
Whitbread PLC (United Kingdom)	35,680		864,469
Wolters Kluwer NV (Netherlands)	34,800		906,574
Total Consumer Discretionary			24,456,351
Consumer Staples - 10.6%
Boots Group PLC (United Kingdom)	75,136		1,089,074
British American Tobacco PLC (United Kingdom)	56,800		1,536,231
Deutche Luftansa AG (Germany)	41,400		875,194
Diageo PLC (United Kingdom)	60,912		1,075,648
Fomento Economico Mexicano SA de CV (Mexico)	5,200		504,088
Groupe Danone (France)	12,705	[2]	1,781,811
Heineken N.V. (Netherlands)	22,146		1,013,129
Interbrew (Belgium)	18,155		999,973
J Sainsbury PLC (United Kingdom)	207,300		1,456,510
Japan Tobacco, Inc. (Japan)	845		3,289,172
Koninklijke Ahold N.V. (Netherlands)	119,359		1,266,715
L'Oreal SA (France)	9,000		913,012
Metro AG (Germany)	3,800		221,788
Nestle SA, Registered (Switzerland)	4,728		1,647,463
Reckitt Benckiser PLC (United Kingdom)	26,473		1,096,690
Seven & I Holdings Co., Ltd. (Japan)	34,000		1,095,410
Swedish Match AB (Sweden)	59,400		966,329
Tesco PLC (United Kingdom)	317,602		2,140,092

Managers International Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Total Consumer Staples			$22,968,329
Energy - 6.1%
BP PLC (United Kingdom)	227,400		2,486,009
Canadian Natural Resources, Ltd. (Canada)	19,500	[2]	888,687
China Petroleum and Chemical Corp., Class H (Hong Kong)	924,000		572,740
EnCana Corp. (Canada)	22,968	[2]	1,068,723
Eni S.p.A. (Italy)	53,800	[2]	1,598,584
MOL Magyar Olaj-es Gazipari Rt. (Hungary)	6,100		557,535
Petroleo Brasileiro SA, Sponsored ADR (Brazil)	22,400		1,676,416
Repsol YPF, S.A. (Spain)*	51,100		1,519,043
Statoil ASA (Norway)	5,800		138,115
Total SA (France)	41,952	[2]	2,751,651
Total Energy			13,257,503
Financials - 31.7%
Admiral Group plc (United Kingdom)	12,156		188,682
Allianz AG (Germany)	8,871		1,531,848
Aviva PLC (United Kingdom)	126,100		1,847,557
Axa Group (France)*	25,666		945,769
Banco Bilbao Vizcaya Argentaria SA (Spain)	31,609		730,964
Barclays PLC (United Kingdom)	93,700		1,181,613
BNP Paribas SA (France)	26,091	[2]	2,803,892
BOC Hong Kong Holdings, Ltd. (Hong Kong)	377,500		847,523
British Land Company, PLC (United Kingdom)	39,550		1,008,912
CapitaLand, Ltd. (Singapore)	230,000		729,364
China Overseas Land & Investment, Ltd. (Hong Kong)	952,000		733,102
Credit Agricole SA (France)	18,150		795,798
Credit Suisse Group (Switzerland)	32,400		1,873,561
Daiwa Securities Group, Inc. (Japan)	80,000		935,941
DBS Group Holdings, Ltd. (Singapore)	122,000		1,472,655
Deutsche Boerse AG (Germany)*	7,259		1,089,397
Deutsche Postbank AG (Germany)	7,900		599,230
Erste Bank der oesterreichischen Sparkassen AG (Austria)	14,523		903,517
Euronext NV (Netherlands)	5,795		562,845
Fondiaria-Sai SpA (Italy)	15,500		615,423
Fortis (Belgium)	30,000		1,216,980
Friends Provident PLC (United Kingdom)	53,100		192,356
Hang Seng Bank, Ltd. (Hong Kong)	56,300	[2]	711,568
HBOS PLC (United Kingdom)	96,800		1,914,110
HDFC Bank, Ltd. (India)	15,700		315,579
Henderson Land Development Co., Ltd. (Hong Kong)	155,000		870,233
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	184,000	[2]	1,340,400
ING Groep NV (Netherlands)	76,517		3,362,656
Kennedy-Wilson Japan (Japan)	40		223,730
KK DaVinci Advisors (Japan)*	295		283,032
Kookmin Bank (South Korea)	23,974		1,877,549
Leopalace21 Corp. (Japan)	23,400		854,749

Managers International Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Man Group plc (United Kingdom)	113,210		$949,454
Millea Holdings, Inc. (Japan)	19,500		680,127
Mitsubishi Estate Co., Ltd. (Japan)	72,000		1,574,649
Mitsui Fudosan Co., Ltd. (Japan)	76,000		1,728,423
Muenchener Rueckversicherungs AG (Germany)	16,700		2,636,241
Nikko Cordial Corp. (Japan)	23,000		267,306
Nomura Holdings, Inc. (Japan)	56,000		985,893
ORIX Corp. (Japan)	14,820		4,094,681
Prudential PLC (United Kingdom)	95,903		1,188,387
Royal Bank of Scotland Group PLC (United Kingdom)	56,600		1,947,492
Shinsei Bank, Ltd. (Japan)	199,000		1,214,508
Shun TAK Holdings, Ltd. (Hong Kong)	586,000		689,172
Sino Land Company, Ltd. (Hong Kong)	110,300[2]		195,060
Societe Generale (France)	10,800		1,715,820
Standard Chartered, PLC (United Kingdom)	79,788		2,041,999
Sumitomo Mitsui Financial Group, Inc. (Japan)	186		1,953,162
Sumitomo Realty & Development Co., Ltd. (Japan)	122,000		3,588,719
Sun Hung Kai Properties, Ltd. (Hong Kong)	74,000		806,942
Swiss Reinsurance (Switzerland)	16,739		1,279,511
T&D Holdings, Inc. (Japan)	15,150		1,097,584
USB (Switzerland)	30,500		1,823,188
Unibail (France)	5,280	[2]	1,109,482
Zurich Financial Services AG (Switzerland)	3,100		761,119
Total Financials			68,889,454
Health Care - 5.4%
Actelion, Ltd. (Switzerland)*	1,841		264,399
AstraZeneca PLC (United Kingdom)	31,361		1,958,753
Daiichi Sankyo Co., Ltd. (Japan)	31,200		883,694
Eisai Co., Ltd. (Japan)	21,600		1,045,828
Elan Corp., PLC -Sponsored ADR (Ireland)*	42,900[2]		659,802
Essilor International SA (France)	7,526		770,289
GlaxoSmithKline PLC (United Kingdom)	60,200		1,601,009
Novartis AG (Switzerland)	12,600		735,124
Roche Holding AG (Switzerland)*	3,334		576,006
Sanofi-Synthelabo SA (France)	35,578		3,163,054
UCB SA (Belgium)	520		33,068
Total Health Care			11,691,026
Industrials - 6.7%
ABB, Ltd. (Switzerland)	84,000		1,105,342
BAE Systems PLC (United Kingdom)	117,500		869,004
British Airways PLC (United Kingdom)*	98,658		788,425
Buzzi Unicem S.p.A (Italy)	16,417		388,336
Dai Nippon Printing Co., Ltd. (Japan)	42,000		647,980
European Aeronautic Defense and Space Co. (Netherlands)	41,820	[2]	1,201,815
FANUC, Ltd. (Japan)	7,300		569,790
Hutchison Whampoa, Ltd. (Hong Kong)	108,000		952,722

Managers International Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
MAN AG (Germany)	2,800	[2]	$236,494
Mitsui O.S.K. Lines, Ltd. (Japan)	157,000		1,162,595
RT Group PLC (United Kingdom)*	360,539		27,002
Ryanair Holdings PLC (Ireland)*	14,100	[2]	892,389
Siemens AG (Germany)	12,600		1,096,352
SNC-Lavalin Group, Inc. (Canada)	24,100		620,099
Sumitomo Heavy Industries, Ltd. (Japan)	73,000		610,979
Tostem Inax Holding Corp. (Japan)	32,000		669,892
Wright Express Corp. (France)	8,013		1,867,983
Yamato Transport Co., Ltd. (Japan)	62,000		897,096
Total Industrials			14,604,295
Information Technology - 8.2%
ARM Holdings PLC (United Kingdom)	590,375		1,298,077
ASML Holding N.V. (Netherlands)*	45,768		1,065,854
Au Optronics Corp., Sponsored ADR (Taiwan)	12,360		176,130
Baidu.com, Inc. (China)*	3,100		271,374
Compal Electronics, Inc. (Taiwan)	159,961	[2]	708,035
Elpida Memory, Inc. (Japan)*	19,300		875,750
Ericsson (LM)*	416,000		1,437,268
Flextronics International, Ltd. (Singapore)*	64,500		815,280
High Tech Computer Corp. (Taiwan)	2,900		307,020
HON HAI Precision Industry Co., Ltd. (Taiwan)	98,444		1,198,664
Logitech International S.A. (Switzerland)*	62,760		1,364,667
Nintendo Co., Ltd. (Japan)	7,600		1,567,043
Research In Motion, Ltd. (Canada)*	16,800	[2]	1,724,688
Samsung Electronics Co., Ltd. (South Korea)	3,804		2,666,865
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	193,445	[2]	1,857,072
Toshiba Corp. (Japan)	63,000		408,793
Total Information Technology			17,742,580
Materials - 7.0%
Air Liquide Sante International (France)	4,401		897,734
Alcan, Inc. (Canada)	7,504	[2]	299,086
Barrick Gold Corp. (Canada)	44,086	[2]	1,354,035
Cameco Corp. (Canada)	19,600		716,772
China Shenhua Energy Co., Ltd. (China)	359,000	[2]	577,500
Gold Fields, Ltd. (South Africa)	65,500	[2]	1,158,889
Goldcorp, Inc. (Canada)	43,600		1,028,223
Impala Platinum Holdings, Ltd. (South Africa)	11,200	[2]	463,174
JFE Holdings, Inc. (Japan)	49,100		1,925,911
Meridian Gold, Inc. (Canada)*	37,700		934,279
Mitsui Chemicals, Inc. (Japan)	70,000		504,175
Mittal Steel Co. NV (Netherlands)	23,809		827,676
POSCO (South Korea)	5,300		1,379,766
Salzgitter AG (Germany)	6,977		655,017
Svenska Cellulosa AB (Sweden)	19,400		890,190

Managers International Equity Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Xstrata PLC (United Kingdom)	37,390		$1,543,624
Total Materials			15,156,051
Telecommunication Services - 3.1%
America Movil , S.A. de C.V. (Mexico)	34,400		1,354,328
Bharti Tele-Ventures, Ltd. (India)*	21,200		216,732
China Mobile Ltd. (Hong Kong)	48,500		342,207
China Netcom Group Corp., (HK)	316,000		565,885
Nippon Telegraph & Tel Corp. (Japan)	149		728,429
Rogers Communications, Inc. (Canada)	16,100		881,521
Vodaphone Group PLC (United Kingdom)	1,146,599		2,619,042
Total Telecommunication Services			6,708,144
Utilities - 3.3%
E.ON AG (Germany)	12,800		1,517,947
Endesa, S.A. (Spain)	16,300		693,718
Hong Kong & China Gas Co., Ltd. (Hong Kong)	527,000		1,234,794
National Grid PLC (United Kingdom)	74,061		924,861
RWE AG (Germany)	9,150		842,875
Veolia Environnement (France)	31,874		1,920,683
Total Utilities			7,134,878
Total Common Stocks (cost $152,091,891)			202,608,611
Warrant - 0.3%
China Overseas Land & Investment (Hong Kong)	119,000		25,662
United Microelectronics Corp. Warrants, Exp. 12/31/06 (Taiwan)	1,127,271		631,272
Total Warrants (cost $739,661)			656,934
Other Investment Companies- 12.5%[1]
Bank of New York Institutional Cash Reserves Fund, 5.34%[3]	16,910,508		16,910,508
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	9,685,296		9,685,295
streetTRACKS Gold Trust	7,300	[2]	434,131
Total Other Investment Companies (cost $27,023,438)			27,029,934
Total Investments - 106.2% (cost $179,854,990)			230,295,479
Other Assets, less Liabilities - (6.2)%			(13,335,395)
Net Assets - 100.0%			$216,960,084

Managers Emerging Markets Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 94.6%
Consumer Discretionary - 6.5%
Consorcio ARA, S.A. de C.V. (Mexico)	392,200		$1,926,039
Cosco Pacific, Ltd. (Bermuda)	898,000	[2]	1,793,618
Grupo Famsa SA (Mexico)*	134,934		348,565
Hyundai Motor Co., Ltd. (South Korea)	3,430		293,349
Maruti Udyog Ltd. (India)	95,533		2,037,508
Resorts World Berhad (Malaysia)	588,600		1,771,135
Total Consumer Discretionary			8,170,214
Consumer Staples - 5.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	69,200	[2]	1,799,892
IOI Corp., Berhad (Malaysia)	436,000		1,915,232
ITC, Ltd. (India)	336,621	[2]	1,375,804
OJSC Cherkizovo Group (a) (Russia)*	42,118		550,903
Shinsegae Co., Ltd. (South Korea)	3,169		1,640,309
Total Consumer Staples			7,282,140
Energy - 11.4%
China Petroleum and Chemical Corp., Class H (Hong Kong)	3,400,000		2,107,485
LUKOIL Holdings, ADR (Russia)	20,506		1,562,557
OAO Rosneft Oil Co. GDR (a) (Russia)*	49,962		395,699
PetroChina Co., Ltd. (China)	1,710,000		1,840,739
Petroleo Brasileiro S.A., Sponsored ADR (Brazil)*	20,500		1,718,515
PTT Public Co., Ltd. (Thailand)	316,200		1,815,498
Surgutneftegaz Sponsored ADR (Russia)	23,332	[2]	1,504,914
Tenaris S.A. (Luxembourg)	51,000	[2]	1,804,380
Yanzhou Coal Mining Co., Ltd. (China)	2,148,000	[2]	1,468,422
Total Energy			14,218,209
Financials - 20.9%
Bancolombia S.A. (Colombia)	43,001		1,229,829
Bank Hapoalim, Ltd. (Israel)	345,470		1,628,779
China Overseas Land & Investment, Ltd. (Hong Kong)	3,544,000		2,729,110
China Merchants Bank Co., Ltd. (China)	73,171		103,126
Chinatrust Financial Holding Co (Taiwan)	2,877,280		2,143,044
Grupo Financiero Banorte S.A. de C.V. (Mexico)	807,476		2,527,310
Haci Omer Sabanci Holding AS (Turkey)	494,742		1,742,562
Kookmin Bank, Sponsored ADR (South Korea)	22,248	[2]	1,736,011
OAO Open Investments (Russia)*	3,168		584,496
PT Bank Central Asia, Tbk (Indonesia)	1,486,000		775,516
PT Bank Rakyat Indonesia (Indonesia)	1,424,000		754,660
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	10,900		1,675,233
Sanlam, Ltd. (South Africa)	850,883		1,865,542
Sberbank RF (Russia)	1,100		2,395,594
Shinhan Financial Group Co., Ltd. (South Korea)	40,000		1,798,650
SM Investments Corp. (Philippines)	106,080		531,044
Uniao de Bancos Brasileiros SA (Brazil)	25,620		1,895,880
Total Financials			26,116,386
Health Care - 1.9%
Richter Gedeon Rt (Hungary)*	11,280		2,332,116
Industrials - 9.4%
Barloworld Ltd (South Africa)	87,351		1,451,049
China Shipping Development Co., Ltd. (China)	2,230,000		2,127,613
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (South Korea)	70,740		2,285,951

Managers Emerging Markets Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Hyundai Development Co. (South Korea)	39,900		$1,781,332
Siemens India, Ltd. (India)	94,219		2,201,663
Tata Motors, Ltd. (India)	100,000	[2]	1,858,000
Total Industrials			11,705,608
Information Technology - 11.4%
Acer, Inc. (Taiwan)	752,760		1,273,706
Advanced Semiconductor Engineering, Inc. (Taiwan)*	2,185,727		2,032,895
Compal Electronics Inc. (Taiwan)	1,454,038		1,285,791
Hon Hai Precision Industry Co., Ltd. (Taiwan)	351,784		2,141,088
Infosys Technologies, Ltd. (India)	54,916		2,211,264
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)	6,000		2,104,596
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	986		1,779
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)*	182,062	[2]	1,747,796
United Microelectronics Corp. (Taiwan)	2,419,504		1,353,953
Total Information Technology			14,152,868
Materials - 8.3%
Anglo American PLC (United Kingdom)	55,123		2,317,662
Compania Vale do Rio Doce - ADR (Brazil)	87,600	[2]	1,888,656
Formosa Chemicals & Fibre Corp. (Taiwan)	680		1,006
GMK Norilsk Nickel, Sponsored ADR (Russia)	12,800		1,617,920
Novolipetsk Steel, Corp. (Russia)	77,585		1,509,028
Polyus Gold ADR (Russia)*	27,165	[2]	1,192,544
Sappi Ltd. (South Africa)	146,235	[2]	1,879,456
Total Materials			10,406,272
Telecommunication Services - 16.0%
Advanced Information Services PCL (Thailand)	510,000		1,219,411
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	894,739		1,117,076
Bharti Tele-Ventures, Ltd. (India)*	240,457		2,458,237
Cesky Telecom a.s. (Czech Republic)*	91,953		1,815,832
China Mobile Ltd. (Hong Kong)	332,000		2,342,534
China Telecom Corp., Ltd., Class H (China)	4,842,000		1,752,724
Mobile Telesystems, Sponsored ADR (Russia)	53,327		2,014,161
Telekomunikasi Indonesia Tbk P (Indonesia)	2,153,000		1,958,918
Tim Participacoes S.A. (Brazil)	68,000	[2]	1,893,800
Turkcell Iletisim Hizmet AS (Turkey)	374,000		1,921,282
Vivo Participacoes S.A. (Brazil)	491,100	[2]	1,532,232
Total Telecommunication Services			20,026,207
Utilities - 2.9%
Empresa Nacional de Electricidad SA/Chile, ADR (Chile)	69,879	[2]	2,117,334
Tenaga Nasional Berhad (Malaysia)	579,750		1,524,831
Total Utilities			3,642,165
Total Common Stocks (cost $88,015,607)			118,052,185
Preferred Stock - 4.3%
Companhia Energetica de Minas Gerais, 1.58% (Brazil)	41,840,000		1,644,312
Hyundai Motor Co., Ltd., 3.92% (South Korea)	30,560		1,549,820
Tam S.A. (Brazil)	68,783		2,173,294
Total Preferred Stock (cost $2,082,765)			5,367,426
Other Investment Companies - 13.5%[1]
Bank of New York Institutional Cash Reserves Fund, 5.34%[3]	16,404,283		16,404,283
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	532,140		532,140
Total Other Investment Companies (cost $16,936,423)			16,936,423
Total Investments - 112.4% (cost $107,034,795)			140,356,034
Other Assets, less Liabilities - (12.4)%			(15,517,869)
Net Assets - 100.0%			$124,838,165

Managers Bond Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 50.8%
Asset-Backed Securities - 1.2%
Bank of America-First Union National Bank Commercial Mortgage, Series 2001-3,		$1,500,000		$1,514,957
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18	USD	167,691		165,207
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29	USD	3,225,000		3,028,615
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20		3,678,183		3,648,481
Total Asset-Backed Securities				8,357,260
Finance - 13.1%
ASIF Global Financial, 2.380%, 02/26/09	SGD	5,800,000		3,549,859
Bank of American Capital Trust, 5.625%, 03/08/35		3,085,000		2,860,770
Barclays Capital Corp., 4.100%, 02/22/10 (a)	THB	109,000,000		2,765,666
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	25,000,000		636,217
BNP Paribas SA, 0.000%, 06/31/11 (a) [4]	IDR	18,710,000,000		1,297,886
Cerro Negro Finance, Ltd., 7.900%, 12/01/20 (a)		500,000		463,750
Citibank N.A., 15.000%, 07/02/10 (a)	BRL	2,000,000		999,457
Citigroup, Inc., 3.500%, 02/01/08		2,020,000		1,976,823
Colonial Realty L.P., 4.800%, 04/01/11		3,485,000		3,350,172
Colonial Realty LP, 5.500%, 10/01/15		1,255,000	[2]	1,222,861
EOP Operating LP, 6.750%, 02/15/12		500,000		524,955
General Electric Capital Corp., 6.625, 02/04/10	NZD	3,500,000		2,251,407
General Electric Capital Corp., 6.500, 09/28/15	NZD	11,570,000		7,382,440
General Electric Capital Corp., 6.750%, 09/26/16	NZD	2,865,000		1,883,695
General Motors Acceptance Corp., 5.625%, 05/15/09		500,000		487,586
General Motors Acceptance Corp., 7.500%, 12/01/06	NZD	1,000,000		649,012
GMAC International Finance BV, 8.000%, 03/14/07	NZD	950,000		616,847
GMAC, 5.243%, 03/20/07 (11/20/06) [6]		1,500,000		1,494,936
GMAC, 6.125%, 01/22/08		2,000,000		1,986,766
GMAC, 6.875%, 09/15/11		250,000		248,676
Highwoods Properties, Inc., 7.500%, 04/15/18		2,405,000		2,653,162
Inter-American Development Bank, 0.000%, 05/11/09 [4]	BRL	6,500,000		2,077,680
Inter-American Development Bank, 6.000%, 12/15/17	NZD	4,215,000	[2]	2,674,904
JPMorgan Chase & Co., 4.000%, 02/01/08		1,000,000		983,660
JPMorgan Chase Bank, NA, 0.000%, 05/17/10 (a) [4]	BRL	3,600,000		1,041,902
JPMorgan Chase of London, 0.000%, 10/21/10 (a) [4]	IDR	16,627,462,500		1,222,838
Kinder Morgan Finance Co., 5.700%, 01/05/16		370,000		341,553
Kinder Morgan Finance Co., 6.400%, 01/05/36		160,000		143,271
Kinder Morgan Inc., 5.150%, 03/01/15		730,000	[2]	655,936
Marsh & McClennan Companies, 5.875%, 08/01/33		6,705,000		6,135,940
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		2,100,000		2,051,365
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		10,125,000		10,701,021
NiSource Finance Corp., 6.150%, 03/01/13		1,250,000	[2]	1,267,598
SLM Corp., 6.500%, 06/15/10	NZD	500,000		320,389
Spieker Properties, Inc., 7.350%,12/01/17		250,000		279,508
St. Paul Travelers Companies, Inc., 6.750%, 06/20/36		2,610,000		2,811,970
Time Warner, Inc., 7.700%, 05/01/32		365,000	[2]	407,609
Toll Brothers Finance Corp., 5.150%, 05/15/15		3,785,000	[2]	3,364,422
Travelers Property Casualty Corp., 6.375%, 03/15/33 (a)		3,040,000		3,096,646
Wells Fargo Co., 5.239%, 05/01/33 (11/01/06) [6]		8,390,000	[2]	8,476,417
Total Finance				87,357,572
Industrials - 31.7%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28		500,000		395,000
Albertson's, Inc., 6.625%, 06/01/28		670,000		574,834

Managers Bond Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Altria Group, Inc., 7.000%, 11/04/13	$1,500,000		$1,635,486
America Movil, S.A. de C.V., 4.125%, 03/01/09	3,000,000	[2]	2,910,039
American President, Ltd., 8.000%, 01/15/24	250,000		225,000
Arrow Electronics, Inc., 6.875%, 07/01/13	500,000		523,831
AT&T, Inc., 6.150%, 09/15/34	1,375,000	[2]	1,331,155
AT&T, Inc., 6.500%, 03/15/29	7,650,000		7,546,610
Avnet, Inc., 2.000%, 03/15/34	1,290,000		1,228,725
Avnet, Inc., 6.000%, 09/01/15	4,905,000		4,785,965
Avnet, Inc., 6.625%, 09/15/16	1,370,000		1,394,354
BellSouth Corp., 6.000%, 11/15/34	9,740,000	[2]	9,142,578
Bowater, Inc., 6.500%, 06/15/13	1,675,000		1,486,563
Bristol- Myers Squibb, 4.890%, 09/15/23 (12/15/06) [6]	6,060,000		6,070,908
Centex Corp., 5.250%, 06/15/15	1,915,000		1,789,037
Chartered Semiconductor, 6.250%, 04/04/13	5,600,000		5,575,545
Cia Brasileira de Bebida, 8.750%, 09/15/13	3,795,000		4,373,738
Clear Channel Communications, 4.250%, 05/15/09	1,500,000		1,449,654
Clear Channel Communications, 5.750%, 01/15/13	500,000		480,533
Comcast Corp., 5.650%, 06/15/35	4,910,000		4,454,646
Comcast Corp., 6.450%, 03/15/37	10,570,000		10,575,105
Comcast Corp., 6.500%, 11/15/35	375,000		377,612
Continental Airlines, Inc., 6.795%, 08/02/20	53,026		51,598
Corning, Inc., 6.850%, 03/01/29	8,907,000		9,325,460
Corning, Inc., 7.250%, 08/15/36	630,000		670,970
D.R. Horton, Inc., 5.250%, 02/15/15	3,245,000	[2]	2,962,679
Desarrolladora Homex S.A. de C.V., 7.500%, 09/28/15	2,525,000		2,474,500
Devon Energy Corp., 4.900%, 08/15/08	1,250,000		1,570,313
Devon Energy Corp., 4.950%, 08/15/08	1,692,000		2,125,575
Dillards, Inc., 7.000%, 12/01/28	225,000		205,594
Foot Locker, Inc., 8.500%, 01/15/22	570,000		538,650
Ford Motor Co., 6.375%, 02/01/29	1,990,000		1,455,188
Georgia-Pacific Corp., 7.250%, 06/01/28	500,000		467,500
Georgia-Pacific Corp., 7.750%, 11/15/29	925,000		888,000
Georgia-Pacific Corp., 8.875%, 05/15/31	1,800,000		1,872,000
GTE Corp., 6.940%, 04/15/28	130,000		134,642
HCA, Inc., 5.750%, 03/15/14	2,500,000		1,962,500
HCA, Inc., 6.250%, 02/15/13	1,940,000		1,619,900
HCA, Inc., 7.050%, 12/01/27	1,600,000		1,148,184
HCA, Inc., 7.580%, 09/15/25	730,000		562,649
Hutchison Whampoa International, Ltd., 5.450%, 11/24/10 (a)	2,225,000	[2]	2,228,996
International Paper Co., 4.000%, 04/01/10	1,000,000		959,358
International Paper Co., 4.250%, 01/15/09	1,000,000		977,143
Kellwood Co., 7.625%, 10/15/17	250,000		232,289
Lennar Corp., 5.600%, 05/31/15	2,740,000	[2]	2,605,732
Lennar Corp., 6.500%, 04/15/16 (a)	2,340,000	[2]	2,352,627
Lowe’s Co., Inc., 6.875%, 02/15/28	500,000		571,070
Lubrizol, Corp., 6.500%, 10/01/34	7,825,000		7,885,472
Missouri Pacific Railroad, 5.000%, 01/01/45	300,000		240,197
Motorola, Inc., 8.000%, 11/01/11	1,075,000		1,199,631
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000		2,593,989
News America, Inc., 6.200%, 12/15/34	2,790,000		2,664,804
News America, Inc., 6.400%, 12/15/35	5,820,000		5,707,860
Owens & Minor, Inc., 6.350%, 04/15/16	1,000,000		1,008,497
Pemex Project Funding Master Trust, 8.625%, 12/01/23	950,000		1,142,375

Managers Bond Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Penney (JC), Co., 7.125%, 11/15/23	$33,000		$36,522
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)	706,064		713,124
Pulte Homes, Inc., 5.200%, 02/15/15	2,935,000		2,748,402
Pulte Home, Inc., 6.000%, 02/15/35	10,150,000	[2]	9,151,372
Pulte Homes, Inc., 6.375%, 05/15/33	3,120,000		2,919,537
Qantas Airways Ltd., 6.050%, 04/15/16 (a)	11,800,000		11,859,047
Qwest Capital Funding, Inc., 6.500%, 11/15/18	315,000		285,075
Qwest Capital Funding, Inc., 6.875%, 07/15/28	125,000		111,875
Qwest Capital Funding, Inc., 7.625%, 08/03/21	1,435,000		1,390,156
Qwest Capital Funding, Inc., 7.750%, 02/15/31	595,000	[2]	574,175
Qwest Corp., 6.875%, 09/15/33	820,000		748,250
Raytheon Co., 7.000%, 11/01/28	1,500,000		1,708,145
Raytheon Co., 7.200%, 08/15/27	800,000		930,559
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	4,695,000		5,039,641
Schering-Plough Corp., 5.300%, 12/01/13	1,500,000		1,504,883
Teck Cominco Ltd., 7.000%, 09/15/12	1,000,000		1,067,192
Telefonica Emisiones SAU, 7.045%, 06/20/16	12,125,000		12,795,840
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	250,000		300,316
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	2,395,000		2,385,334
Time Warner, Inc., 6.625%, 05/15/29	1,995,000		1,994,577
Time Warner, Inc., 6.950%, 01/15/28	855,000		881,296
Time Warner, Inc., 7.625%, 04/15/31	560,000		618,615
US West Communications, Inc., 7.250%, 09/15/25	560,000		542,500
Verizon Global Funding Corp., 5.850%, 09/15/35	11,400,000		10,740,613
Verizon Maryland, Inc., 5.125%, 06/15/33	845,000		685,287
Verizon New York, Inc., 7.375%, 04/01/32	3,090,000		3,220,818
Viacom, Inc., 6.875%, 04/30/36 (a)	4,160,000		4,112,525
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23	515,000		471,225
Williams Co., Inc., Series A, 7.500%, 01/15/31	1,000,000	[2]	987,500
XTO Energy, Inc., 6.100%, 04/01/36	190,000	[2]	187,948
Total Industrials			211,445,209
Utilities - 4.8%
Anadarko Petroleum Corp., 5.950%, 09/15/06	4,915,000		4,973,723
Anadarko Petroleum Corp., 6.450%, 09/15/36	3,630,000		3,707,787
Commonwealth Edison, 4.700%, 04/15/15	1,465,000		1,368,679
Commonwealth Edison, 5.875%, 02/01/33	5,000,000		4,887,565
Constellation Energy Group, Inc., 4.550%, 06/15/15	1,675,000		1,543,885
Dominion Resources, Inc., 5.950%, 06/15/35	740,000	[2]	718,535
El Paso Corp., 6.750%, 05/15/09	250,000		251,250
El Paso Corp., 6.950%, 06/01/28	1,030,000		968,200
El Paso Corp., 7.000%, 05/15/11	500,000		503,125
Empresa Nacional de Electricidad SA, 8.625%, 08/01/15	300,000	[2]	347,441
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	2,900,000		3,214,267
Enersis SA, Yankee, 7.400%, 12/01/16	225,000		241,190
KN Capital Trust III, 7.630%, 04/15/28	75,000		70,235
Methanex Corp., 6.000%, 08/15/15	2,625,000		2,513,028
MidAmerican Energy Holdings, 5.875%, 10/01/12	750,000		763,690
MidAmerican Energy Holdings, 6.125%, 04/01/36 (a)	2,305,000	[2]	2,329,901
Southern Natural Gas Co., 7.350%, 02/15/31	1,000,000		1,036,224
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)	2,000,000		2,311,488
Transocean, Inc., 7.375%, 04/15/18	500,000		558,992
Total Utilities			32,309,205
Total Corporate Bonds (cost $331,030,254)			339,469,246

Managers Bond Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Foreign Government and Agency Obligations - 4.2%
British Columbia, Province of, 6.000, 06/09/08	CAD	560,000		$516,483
European Investment Bank, 0.000%, 03/10/21 [4]	AUD	5,000,000		1,660,050
European Investment Bank, 0.000%, 09/12/08 (a) [4]	BRL	13,323,060		4,770,621
Government of Canada., 2.750%, 12/07/07	CAD	5,260,000		4,639,529
Manitoba, Province of, 5.750%, 06/02/08	CAD	3,800,000		3,489,779
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	56,500,000		4,906,876
Mexican Government, 9.000%, 12/20/12	MXN	54,500,000		5,153,061
Ontario Province, 5.700%, 12/01/08	CAD	545,000		504,330
Province of Alberta, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	188,675		182,708
Republic of Brazil, 12.500%, 01/05/22	BRL	5,160,000		2,330,579
Total Foreign Government and Agency Obligations (cost $26,300,076)				28,154,016
U.S. Government and Agency Obligations - 37.0%
Federal Home Loan Mortgage Corporation - 0.8%
FHLMC, 5.500%, 09/15/11		$5,090,000	[2]	5,218,405
FHLMC, Gold, 5.000%, 12/01/31		203,435		196,369
Total Federal Home Loan Mortgage Corporation				5,414,774
Federal National Mortgage Association - 1.4%
FNMA, 4.000%, 10/01/18		4,784,062		4,536,458
FNMA, 4.000%, 10/01/18		5,115,028		4,850,294
FNMA, 6.000%, 07/01/29		23,727		23,971
Total Federal National Mortgage Association				9,410,723
U.S. Agency - 0.4%
FNMA, 2.290%, 02/19/09	SGD	3,800,000		2,326,763
Freddie Mac Corp., 3.220%, 06/20/07	SGD	500,000		313,805
Total U.S. Agency				2,640,568
U.S. Treasury Bonds- 31.9%
USTB, 5.375%, 02/15/31		160,405,000	[2]	173,249,912
USTB, 4.500%, 09/30/11		40,000,000		39,846,880
Total U.S. Treasury Bonds				213,096,792
U.S. Treasury Notes- 2.5%
USTN, 3.000%, 02/15/08		6,815,000	[2]	6,653,410
USTN, 3.250%, 08/15/08		5,000,000	[2]	4,871,095
USTN, 4.250%, 11/30/07		5,000,000	[2]	4,964,260
Total U.S. Treasury Notes				16,488,765
Total U.S. Government and Agency Obligations (cost $235,641,528)				247,051,622
Municipal Bond - 0.5%
MI Tobacco Settlement, 7.309%, 06/01/34 (cost $3,209,808)		3,210,000		3,320,681

		Shares
Preferred Stocks - 1.1%
Entergy New Orleans, Inc., 4.750%		482		25,049
Entergy New Orleans, Inc., 5.560%		100		5,444
Newell Financial Trust I, 5.250%		78,775		3,603,956
Travelers Property Casualty Corp., 4.500%, 04/15/32		129,275		3,182,751
Wisconsin Electric Power Co., 3.600%		3,946		282,139
Total Preferred Stocks (cost $6,552,567)				7,099,339
Short-Term Investments - 33.8%[1]
Bank of New York Institutional Cash Reseves Fund, 5.34%[3]		153,952,354		153,952,354
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%		72,028,303		72,028,303
Total Short-Term Investments (cost $225,980,657)				225,980,657
Total Investments - 127.4% (cost $828,714,890)				851,075,561
Other Assets, less Liabilities - (27.4)%				(183,067,893)
Net Assets - 100.0%				$668,007,668

Managers Global Bond Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Foreign Government and Agency Obligations - 39.5%
Foreign Government - 39.5%
Argentina, Republic of, 2.000%, 09/30/14 [7]	ARS	640,000		$213,419
Bank of England Euro Note, 3.000%, 01/27/09	EUR	70,000		87,551
Barclays Financial LLC., 4.440%, 03/23/09 (12/23/06) (a) [6]	KRW	307,770,000		325,171
Belgium Government Bond, 3.750%, 03/28/09	EUR	1,450,000		1,845,014
Belgium Kingdom, 5.500%, 09/28/17	EUR	495,000		724,997
Bundes Immobil, 4.625%, 09/27/12	EUR	525,000		691,032
Bundes Obligation, 3.250%, 04/17/09 (a)	EUR	1,025,000		1,289,513
Development Bank of Japan, 1.750%, 06/21/10	JPY	171,000,000	[2]	1,490,626
Development Bank of Japan, 2.875%, 12/20/06	JPY	30,000,000	[2]	255,414
Duetschland Republic, 4.000%, 01/04/37	EUR	495,000		638,577
European Investment Bank, 0.000%, 03/10/21	AUD	655,000	[4]	217,467
Irish Government, 4.600%, 04/18/16	EUR	1,300,000		1,764,259
Kingdom of Norway, 5.500%, 05/15/09	NOK	5,155,000		819,881
Mexican Bonos, 8.000%, 12/24/08	MXN	13,100,000		1,200,377
Mexican Fixed Rate Bond, 8.000%, 12/17/15	MXN	6,550,000		584,579
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	500,000		43,424
Mexican Government, 9.000%, 12/20/12	MXN	2,390,000		225,978
Netherlands Government SA, 5.500%, 01/15/28	EUR	440,000		683,727
Norwegian Government, 6.000%, 05/16/11	NOK	1,155,000		191,720
Republic of Columbia, 11.750%, 03/01/10	COP	136,000,000		60,545
Republic of Columbia, 12.000%, 10/22/15	COP	422,000,000		200,730
Republic of Columbia, 7.375%, 01/27/17	USD	100,000		104,250
Republic of Deutschland, Series 02, 5.000%, 01/04/12	EUR	300,000		404,789
Republic of Indonesia, 6.875%, 03/09/17 (a)	USD	105,000	[2]	107,625
Republic of Poland, 1.020%, 06/09/09	JPY	100,000,000		845,291
Republic of South Africa, 13.000%, 08/31/10	ZAR	2,850,000	[2]	417,945
Republic of South Africa, 5.250%, 05/16/13	EUR	350,000		458,687
Republic of Uruguay, 8.000%, 11/18/22	USD	245,000		258,475
Singapore Government, 4.625%, 07/01/10	SGD	1,120,000		744,090
Spain, Government of, 3.600%, 01/31/09	EUR	715,000		906,577
Swedish Government, 5.250%, 03/15/11	SEK	9,300,000		1,355,757
Treasury UKT (UK Gilt Stock), 4.250%, 03/07/36	GBP	140,000		268,996
U.K. Treasury, 5.000%, 03/07/12	GBP	175,000		332,804
U.K. Treasury, 6.250%, 11/25/10	GBP	215,000		425,465
Total Foreign Government (cost $19,301,834)				20,184,752
Corporate Bonds - 39.3%
Asset-Backed Securities - 3.5%
Daimler Chrysler Auto Trust, Series 2004-B, Class A4, 3.710%, 10/08/09	USD	35,000		34,427
DaimlerChrysler Auto Trust, Class A4, Series 2005-A, 3.740%, 02/08/10	USD	340,000		333,763
Greenwich Capital Commericial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 11/10/37	USD	385,000		384,356
Honda Auto Receivables Owner Trust, Class A4, Series 2005-1, 3.820%, 05/21/10	USD	330,000		323,118
Honda Auto Receivables Owner Trust, 4.930%, 03/18/11	USD	100,000		99,758
MBNA Credit Card Master Note Trust, 4.300%, 02/15/11	USD	410,000		404,573
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 02/12/39 [7]	USD	235,000		237,101
Total Asset-Backed Securities				1,817,096
Finance - 22.0%
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	500,000		306,022
Barclays Capital Corp., 4.100%, 02/22/10 (a)	THB	8,000,000		202,985
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	7,000,000		178,141
Barclays Financial LLC., 4.060%, 09/16/10 (a)	KRW	220,000,000		230,753
Barclays Financial LLC., 4.460%, 09/23/10 (a)	KRW	110,000,000		116,539
BSkyB Finance PLC, 5.750%, 10/20/17	GBP	210,000		388,388

Managers Global Bond Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Cerro Negro Finance, Ltd., 7.900%, 12/01/20 (a)	USD	70,000		$64,925
CIT Group, Inc., 5.500%, 12/01/14	GBP	80,000		149,326
Citibank N.A., 15.000%, 07/02/10 (a)	BRL	460,000		229,875
Couche-Tard US/Finance, 7.500%, 12/15/13	USD	160,000		162,400
Depfa ACS Bank, 0.750%, 09/22/08	JPY	150,000,000	[2]	1,272,736
Ford Motor Credit Co., 5.700%, 01/15/10	USD	360,000		332,585
Goldman Sachs Group, Inc., 3.594%, 05/23/16 (11/24/06) [6]	EUR	350,000		440,510
Hypothekenbank in Essen AG, 5.250%, 01/22/08	EUR	810,000		1,047,098
Inter-American Development Bank, 1.900%, 07/08/09	JPY	60,000,000		523,348
International Bank for Reconstruction & Development, 2.000%, 02/18/08	JPY	58,000,000		499,965
Japan Bank for International Cooperation, 0.350%, 03/19/08	JPY	18,000,000		151,984
JPMorgan Chase of London, 0.000%, 10/21/10 (a)	IDR	2,680,548,500	[4]	197,136
KfW International Finance, Inc., 1.750%, 03/23/10	JPY	20,000,000		174,221
KfW International Finance, Inc., 2.050%, 09/21/09	JPY	148,000,000		1,297,049
Kinder Morgan Finance Co., 5.700%, 01/05/16	USD	65,000		60,003
Kinder Morgan Finance Co., 6.400%, 01/05/36	USD	55,000		49,250
Kinder Morgan Inc., 5.150%, 03/01/15	USD	35,000	[2]	31,449
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	GBP	120,000		225,410
Muenchener Hypothekenbank eG, 5.000%, 01/16/12	EUR	685,000		919,392
Oesterreichische Kontrollbank AG, 1.800%, 03/22/10	JPY	140,000,000		1,221,557
Permanent Financing PLC, 5.100%, 06/11/07	EUR	275,000		351,851
Petrozuata Finance, Inc., 8.220%, 04/01/17 (a)	USD	105,000		102,375
Simon Property Group, L.P., 4.825%, 03/18/10	USD	180,000		177,309
SLM Corp., 6.500%, 06/15/10	NZD	245,000		156,991
Total Finance				11,261,573
Industrials - 11.1%
Albertson’s, Inc., 6.625%, 06/01/28	USD	35,000		30,029
Albertson’s Inc., 7.750%, 06/15/26	USD	40,000		38,002
Albertson’s, Inc., 7.450%, 08/01/29	USD	165,000	[2]	152,833
Albertson’s, Inc., 8.000%, 05/01/31	USD	40,000		38,884
Albertson’s, Inc., 8.700%, 05/01/30	USD	5,000		5,041
America Movil SA, 9.000%, 01/15/16	MXN	1,400,000		129,787
America Movil, S.A. de C.V., 4.125%, 03/01/09	USD	135,000	[2]	130,952
American Standard, Inc., 8.250%, 06/01/09	GBP	50,000		98,904
American Stores Co., 8.000%, 06/01/26	USD	25,000		25,328
Avenor Inc., 10.850%, 11/30/14	CAD	85,000		85,078
Bertelsmann AG, 3.625%, 10/06/15	EUR	100,000		117,148
Chesapeake Energy Corp., 6.500%, 08/15/17	USD	15,000		14,063
Cia Brasileira de Bebida, 8.750%, 09/15/13	USD	70,000		80,675
Comcast Corp., 6.450%, 03/15/37	USD	210,000		210,101
Corning, Inc., 6.750%, 09/15/13	USD	125,000		133,627
DaimlerChrysler N.A. Holdings Corp., 4.875%, 06/15/10	USD	95,000		92,302
Desarrolladora Homex S.A. de C.V., 7.500%, 09/28/15	USD	380,000	[2]	372,400
France Telecom SA, 3.625%, 10/14/15	EUR	210,000		248,518
Georgia-Pacific Corp., 7.250%, 06/01/28	USD	160,000		149,600
Hanarotelecom, Inc., 7.000%, 02/01/12 (a)	USD	50,000		49,125
Harrahs Operating Co., Inc., 5.750%, 10/01/17	USD	95,000		86,883
HCA, Inc., 6.300%, 10/01/12	USD	250,000		211,562
Hovnanian Enterprises, Inc., 6.250%, 01/15/16 (a)	USD	140,000	[2]	123,200
LPG International, Inc., 7.250%, 12/20/15	USD	120,000		118,500
Lucent Technologies, Inc., 6.450%, 03/15/29	USD	115,000		102,350
News America Holdings, 8.625%, 02/07/14	AUD	350,000		272,626
Owens & Minor, Inc., 6.350%, 04/15/16	USD	200,000		201,699
Pemex Project Funding Master Trust, 7.875%, 02/01/09	USD	325,000		340,275

Managers Global Bond Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Phillips-Van Heusen Corp., 7.250%, 02/15/11	USD	70,000		$70,700
Quest Corp., 7.875%, 09/01/11	USD	75,000		78,750
Qwest Capital Funding, Inc., 6.500%, 11/15/18	USD	40,000		36,200
Qwest Capital Funding, Inc., 6.875%, 07/15/28	USD	15,000		13,425
Qwest Capital Funding, Inc., 7.250%, 02/15/11	USD	75,000	[2]	75,000
Qwest Capital Funding, Inc., 7.750%, 02/15/31	USD	65,000	[2]	62,725
Qwest Corp., 6.875%, 09/15/33	USD	75,000		68,438
Qwest Corp., 7.500%, 10/01/14	USD	40,000		41,300
Rogers Cable, Inc., 5.500%, 03/15/14	USD	110,000		103,400
Smithfield Foods, Inc., 7.000%, 08/01/11	USD	145,000		146,088
Stena AB, 7.000%, 12/01/16	USD	170,000		160,225
Stena AB, 7.500%, 11/01/13	USD	75,000		73,688
Telefonica Emisiones SAU, 6.421%, 06/20/16	USD	265,000		272,639
Thales SA, 4.375%, 07/22/11	EUR	35,000		44,928
Time Warner, Inc., 6.625%, 05/15/29	USD	310,000		309,934
Time Warner, Inc., 6.950%, 01/15/28	USD	85,000		87,614
US West Communications, Inc., 7.250%, 09/15/25	USD	5,000		4,844
Vale Overseas Limited., 8.250%, 01/17/34	USD	130,000	[2]	147,550
Xerox Corp., 6.400%, 03/15/16	USD	216,000	[2]	214,920
Total Industrials				5,671,860
Utilities - 2.7%
Dominion Resources, Inc., 5.000%, 03/15/13	USD	450,000		434,056
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	USD	200,000		221,674
Enersis SA, Yankee, 7.400%, 12/01/16	USD	80,000		85,756
KN Capital Trust III, 7.630%, 04/15/28	USD	5,000	[2]	4,682
MidAmerican Energy Holdings, 6.125%, 04/01/36 (a)	USD	190,000	[2]	192,053
Scottish Power, 6.625%, 01/14/10	GBP	90,000		174,693
Veolia Environnement, 4.000%, 02/12/16	EUR	205,000		250,216
Total Utilities				1,363,130
Total Corporate Bonds (cost $20,498,125)				20,113,659
U.S. Government and Agency Obligations - 19.1%
U.S. Government Agency Obligations - 15.9%
Federal Farm Credit Bank, 4.125%, 04/15/09		$965,000	[2]	945,797
FHLMC Gold Pool, 4.000%, 02/01/20		62,661		59,220
FHLMC Gold Pool, 4.500%, 04/01/35		285,959		267,816
FHLMC Gold Pool, 5.000%, 04/01/20		204,752		201,208
FHLMC Gold Pool, 5.000%, 07/01/35		1,234,551		1,187,997
FHLMC Gold Pool, 6.000%, 05/01/18		29,666		30,095
FHLMC Gold Pool, 6.000%, 10/01/20		46,970		47,655
FHLMC Gold Pool, 6.500%, 08/01/35		33,644		34,274
FHLMC Gold Pool, 6.500%, 10/01/35		43,035		43,840
FNMA, 1.750%, 03/26/08	JPY	140,000,000		1,205,772
FNMA, 2.290%, 02/19/09	SGD	400,000		244,922
FNMA, 4.500%, 05/01/20		208,678		201,412
FNMA, 4.500%, 09/01/35		85,339		79,758
FNMA, 5.000%, 10/01/19		24,776		24,380
FNMA, 5.000%, 10/01/19		67,456		66,377
FNMA, 5.000%, 06/01/20		47,467		46,656
FNMA, 5.000%, 07/01/35		187,374		180,163
FNMA, 5.000%, 09/01/35		410,467		394,671
FNMA, 5.500%, 11/01/16		22,753		22,818
FNMA, 5.500%, 09/01/20		48,223		48,262

Managers Global Bond Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
FNMA, 5.500%, 11/01/34		$62,159		$61,357
FNMA, 5.500%, 09/01/35		173,631		171,146
FNMA, 5.500%, 12/01/35		1,115,123		1,099,164
FNMA, 5.500%, 06/01/35		305,860		301,483
FNMA, 6.000%, 06/01/17		66,656		67,297
FNMA, 6.000%, 11/01/17		55,600		56,466
FNMA, 6.000%, 10/01/21		152,351		154,689
FNMA, 6.000%, 11/01/34		158,044		159,016
FNMA, 6.000%, 04/01/35		190,882		192,055
FNMA, 6.000%, 05/01/35		138,741		139,416
FNMA, 6.500%, 03/01/33		110,363		112,903
FNMA, 6.500%, 10/01/35		98,414		100,324
FNMA, 6.500%, 05/01/36		36,007		36,668
GNMA, 5.500%, 11/20/34		32,242		31,953
GNMA, 5.500%, 02/20/36		88,775		87,905
GNMA, 6.000%, 10/20/35		40,498		40,907
Total U.S. Government Agency Obligations				8,145,842
U.S. Treasury - 3.2%
USTB, 5.000%, 03/07/25	GBP	325,000		659,880
USTN, 4.750%, 03/31/11		955,000	[2]	960,857
Total U.S. Treasury				1,620,737
Total U.S. Government and Agency Obligations (cost $9,533,340)				9,766,579

		Shares
Other Investment Companies - 14.6%[1]
Bank of New York Institutional Cash Reserves Fund, 5.34%[3]		6,537,903		6,537,903
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.16%		935,945		935,945
Total Other Investment Companies (cost $7,473,848)				7,473,848
Total Investments - 112.5% (cost $56,807,147)				57,538,838
Other Assets, less Liabilities - (12.5)%				(6,384,429)
Net Assets - 100%				$51,154,409

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2006, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Value	$78,563,611	$18,636,118	$(1,535,828)	$17,100,290
Capital Appreciation	74,924,891	7,592,354	(1,757,094)	5,835,260
Small Company	36,340,089	5,979,609	(1,433,526)	4,546,083
Special Equity	3,260,520,824	644,641,331	(134,215,257)	510,426,074
International Equity	180,109,129	53,584,321	(2,889,693)	50,694,628
Emerging Markets	107,306,597	35,979,441	(2,386,400)	33,593,041
Bond	828,843,233	26,252,885	(3,763,871)	22,489,014
Global Bond	56,807,147	1,683,465	(951,774)	731,691

*	Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2006, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Emerging Markets	$3,051,198	2.4%
Bond	50,447,257	7.6%
Global Bond	3,715,438	7.3%

[1]	Yield shown for an investment company represents its September 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2006, amounting to:

Fund	Market Value	% of Net Assets
Value	$13,928,384	17.7%
Capital Appreciation	15,755,190	24.4%
Small Company	4,361,116	12.1%
Special Equity	605,370,863	19.7%
International Equity	16,390,347	7.6%
Emerging Markets	15,532,827	12.4%
Bond	58,243,669	8.7%
Global Bond	6,242,935	12.2%

[3]	Collateral received from brokers for securities lending was invested in this short term investment.

[4]	Zero coupon security.

[5]	Affiliated Company

Summary of Transactions with Affiliated Companies - Special Equity

As of September 30, 2006

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value September 30, 2006
Airspan Networks, Inc.	$746,916	$—	$—	$5,480,606
Scopus Video Networks, Ltd.	5,062	—	—	2,470,638
Terayon Communication Systems, Inc.	—	416,885	—	4,233,240

Totals	$751,978	$416,885	—	$12,184,484

[6]	Floating Rate Security. The rate listed is as of September 30, 2006. Date in parenthesis represents the security’s next coupon rate reset.

[7]	Variable Rate Security. The rate listed is as of September 30, 2006 and is periodically reset subject to terms and conditions set forth in the debenture.

Futures Contracts (International Equity):

When the Fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits either cash or securities in an amount equal to a certain percentage of the contract value, (initial margin) with the futures broker. Subsequent payments (variation margin) are made each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the September 30, 2006:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/ (Loss)
3-Month Euro	16	Long	12/15/06	$34,076

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Open forward foreign currency exchange contracts (in U.S. Dollars) at September 30, 2006, were as follows:

Foreign Currency	Position	Settlement Date	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
International Equity
euro-dollar Contracts	Short	10/02/06	$(41,838)	$(41,747)	$91
Japanese Yen	Short	10/02/06	(89,259)	(88,014)	1,245
Norwegian Krone	Short	10/04/06	(170,651)	(170,234)	417
Australian Dollar	Long	10/03/06	96,929	96,354	(575)
euro-dollar Contracts	Long	10/03/06	102,857	102,699	(158)
euro-dollar Contracts	Long	10/04/06	374,317	374,191	(126)
Pound Sterling	Long	10/04/06	186,611	186,655	44
Hong Kong Dollar	Long	10/03/06	153,990	153,952	(38)
Japanese Yen	Long	10/03/06	108,561	108,202	(359)
Japanese Yen	Long	10/04/06	151,117	150,857	(260)

Total			$872,634	$872,915	$281

Global Bond
Australian Dollar	Short	11/10/06	$(212,800)	$(208,498)	$4,302
Australian Dollar	Short	11/24/06	(278,163)	(271,716)	6,447
Canadian Dollar	Short	11/20/06	(148,108)	(147,848)	260
euro-dollar Contracts	Short	10/05/06	(489,387)	(482,000)	7,387
Mexican Nuevo Peso	Short	12/18/06	(1,039,267)	(1,038,066)	1,201
New Zealand Dollar	Short	11/10/06	(152,370)	(159,532)	(7,162)
South African Rand	Short	11/13/06	(501,612)	(436,098)	65,514
Canadian Dollar	Long	11/20/06	49,479	49,282	(197)
South African Rand	Long	11/13/06	137,858	134,282	(3,576)
South African Rand	Long	11/13/06	134,331	134,282	(49)

Total			$(2,500,039)	$(2,425,912)	$74,127

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.	USTB: United States Treasury Bond
FNMA: Federal National Mortgage Association	USTN: United States Treasury Note
GNMA: Government National Mortgage Association	GMAC: General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

ARS:	Argentine Peso	HUF:	Hungarian Forint	PHP:	Philippine Peso
AUD:	Australian Dollar	IDR:	Indonesian Rupiah	SEK:	Swedish Krona
BRL:	Brazilian Real	ILS:	Israeli Shekel	SGD:	Singapore Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen	THB:	Thailand Baht
CHF:	Swiss Franc	KRW:	South Korean Won	TRY:	Turkish Lira
CZK:	Czech Koruna	MXN:	Mexican Peso	TWD:	Taiwan Dollar
EUR:	Euro	MYR:	Malaysian Ringgit	ZAR:	South African Rand
GBP:	British Pound	NOK:	Norwegian Krone
HKD:	Hong Kong Dollar	NZD:	New Zealand Dollar

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: November 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: November 10, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: November 10, 2006